Long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of long-term debt

	As of
	December 31,
(in thousands of U.S. dollars)	2020	2019
Lampung facility:
Export credit tranche	$79,324	$94,210
FSRU tranche	18,635	22,812
$385 million facility:
Commercial tranche	230,705	249,635
Export credit tranche	44,500	51,167
Revolving credit tranche	48,300	48,300
Outstanding principal	421,464	466,124
Lampung facility unamortized debt issuance cost	(2,999)	(4,309)
$385 million facility unamortized debt issuance costs	(3,876)	(4,854)
Total debt	414,589	456,961
Less: Current portion of long-term debt	(59,119)	(44,660)
Long-term debt	$355,470	$412,301

Schedule of outstanding principal on long-term debt

(in thousands of U.S. dollars)	Total
2021	$123,557
2022	25,597
2023	25,597
2024	25,597
2025	25,597
2026 and thereafter	195,519
Total	$421,464